SEGMENTS (Schedule of Geographical information) (Details)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	$ 165,700
USA [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	43,200
Uk And Ireland [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	65,100
Nordics [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	3,300
Rest Of Europe [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	31,700
Rest Of World [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	$ 22,400